Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of Ault Global Holdings, Inc. (the “Company”), originally filed with the Securities and Exchange Commission on November 19, 2021 (the “Original Filing”). Its sole purpose is to correct certain errors in the press release (the “Original Press Release”) regarding the Company’s financial results for the three- and nine-month period furnished with the Original Filing to conform certain financial information of the Original Press Release to the financial statements included in the Form 10-Q filed on the same date. While the financial statements on the last five pages of the Original Press Release contained references to September 30, 2021, those financial statements reflected results for the period ended June 30, 2021. In addition, corrections were made to the revenue by segment table for the three months ended September 30, 2021, correcting revenue from cryptocurrency mining from $238,000 to $272,000 and correcting other revenue from $369,000 to $336,000. A correction in the narrative was made to the gross margin percentage for the three months ended September 30, 2020, from 35.3% to 34.2%. The Correcting and Replacing press release attached hereto as Exhibit 99.1 (the “Revised Press Release”) reflects results for the period ended September 30, 2021.
Document Period End Date	Nov. 22, 2021
Entity File Number	001-12711
Entity Registrant Name	AULT GLOBAL HOLDINGS, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DPW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false